Document and Entity Information	12 Months Ended
Mar. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Nov. 30, 2012
Registrant Name	ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION FUND, INC.
Central Index Key	0000069752
Amendment Flag	false
Document Creation Date	Oct. 15, 2013
Document Effective Date	Oct. 15, 2013
Prospectus Date	Mar. 01, 2013